Equity Plans	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Jan. 31, 2021
Rigetti Holdings [Member]
Equity Plans

9.	EQUITY PLANS
Equity Incentive Plan
—In 2013, the Board of Directors of Rigetti Holdings, Inc. adopted the Rigetti & Co., Inc. 2013 Equity Incentive Plan (the “Plan”), which provides for the grant of qualified incentive stock options and nonqualified stock options, restricted stock, restricted stock units or other awards to the Company’s employees, officers, directors, advisors, and outside consultants. The Plan currently allows for the issuance of up to
29,029,706
shares of the Company’s common stock. At October 31, 2021, there were
5,069,744
shares available for future grant under the Plan. Following the Business Combination as noted in Note 1, New Rigetti will grant equity incentive awards under the terms of the 2021 Plan.
In May 2020, the Board of Directors approved a reduction in the exercise price of eligible current employees’ outstanding options to purchase shares of the Company’s Common Stock (the “2020 Option Repricing”). The new exercise price per share for each repriced option was $0.214. All other terms set forth in original option agreements, including vesting schedules contained therein, remained unchanged. The Company determined that the 2020 Option Repricing resulted in
$234,479 in incremental stock-based compensation expense, of which approximately $90,000 was immediately recognized related to options that had previously vested. The remainder of the incremental stock-based compensation expense will be recognized over the remaining requisite service period of the respective stock options.
The stock options awarded by the Company generally vest over a five-year period (unless such awards are immediately vested upon issuance); and expire 10 years from the date of grant. The Company granted

6,736,961
 restricted stock units during the nine months ended October 31, 2021. Prior to that, the Company has not historically granted restricted stock units under the terms of the Plan. The fair value of the RSU’s granted for the nine-month period ended October 31, 2021 has been determined by the board of directors at each award grant date based upon the most recently completed third party valuation to be $2.87 for April 21, 2021
and
 for August 18, 2021 grants, and
$4.44

for October 28, 2021 grants, respectively. The RSU’s have a dual vesting condition whereby vesting monthly over four-year term so long as the employee retains their status with the Company. There is an additional liquidity-event vesting requirement that is
defined as a
change in control, a successful IPO or a successful merger with a SPAC. As no units vest until such time a liquidity event occurs, no compensation expense has been recognized during the nine months ended October 31, 2021. The expected unrecognized compensation expense related to the RSU’s totaled $20,740,228 as of October 31, 2021.
A summary of activity related option grants to employees under the Plan as of October 31, 2021, and changes during the nine months ended October 31, 2021 are as follows:

	Number of Options	Weighted-Average Exercise Price	Average Remaining Contractual Term (In Years)
Outstanding—February 1, 2021	17,008,770	$0.27	9.0
Granted	62,500	$0.21
Exercised	(1,378,561)	$0.21
Forfeited	(706,197)	$0.21

Outstanding—October 31, 2021	14,986,512	$0.28	9.0

Exercisable—October 31, 2021	7,649,364	$0.31	7.8
The weighted-average grant date fair value of options granted during the nine months ended October 31, 2021 and 2020 was $
2.70 and $
0.09, respectively.
The intrinsic value of options outstanding and exercisable as of October 31, 2021 is approximately

$
59.7
million and
$30.2
 million, respectively. The intrinsic value of the options exercised during the period ended October 31, 2021 is approximately $4.1 million.
Stock-based
 compensation expense of $
1,499,571
and $
2,702,629
was recognized during the
nine
months ended October
31
,
2021
and
2020
, respectively, all of which relates to stock option awards. The Company recognized no
income tax benefit in the condensed consolidated statements of operations for stock-based compensation arrangements during the nine
months ended
October 31, 2021
and
2020
.
As of October 31, 2021, there was $3,514,982 of unrecognized compensation cost related to non-vested
stock options granted under the Plan, which is expected to be recognized over a weighted-average period of approximately 2.7 years.
Stock-Based Compensation Expense
—Stock-based compensation for the nine months ended October 31, 2021 and 2020, was as follows:

	Nine Months Ended October 31,
	2021	2020
Research and development	$836,037	$1,064,273
General and administrative	663,534	1,638,356

Total Stock-Based Compensation Expense	$1,499,571	$2,702,629

weighted-average vesting period of the option. The Company uses the simplified method because it does not have sufficient historical option exercise data to provide a reasonable basis upon which to estimate expected term. The assumed dividend yield is based upon the Company’s expectation of not paying dividends in the foreseeable future. The risk-free rate is based upon the U.S. Treasury yield curve in effect at the time of grant for the period equivalent to the expected life of the option.
In determining the exercise prices for options granted, the Company’s board of directors has considered the fair value of the common stock as of the grant date. The fair value of the common stock has been determined by the board of directors at each award grant date based upon a variety of factors, including the results obtained from an independent third-party valuation, the Company’s financial position and historical financial performance, the status of technological developments within the Company’s products, the composition and ability of the current engineering and management team, an evaluation or benchmark of the Company’s competition, the current business climate in the marketplace, the illiquid nature of the common stock, arm’s-length
sales of the Company’s capital stock (including redeemable convertible preferred stock), the effect of the rights and preferences of the preferred shareholders, and the prospects of a liquidity event, among others.
The range of assumptions used in the Black-Scholes option-pricing model for options issued to employees during the nine months ended October 31, 2021 and 2020, are as follows:

	2021	2020
Expected volatility	41.2%-43.1%	60.0%
Weighted-average risk-free interest rate	0.3%-0.6%	1.4%-2.6%
Expected dividend yield	0%	0%
Expected term (in years)	5.0-6.3 years	5.0-6.3 years
Exercise price	$0.21	$7.09

11.	EQUITY PLANS
Equity Incentive Plan
—In 2013, the Board of Directors adopted the Rigetti & Co, Inc. 2013 Equity Incentive Plan (the “Plan”), which provides for the grant of qualified incentive stock options and nonqualified stock options, restricted stock, restricted stock units or other awards to the Company’s employees, officers, directors, advisors, and outside consultants. The Plan currently allows for the issuance of up to 29,011,572 shares of the Company’s common stock. At January 31, 2021, there were 11,149,918 shares available for future grant under the Plan.
In May 2020, the Board of Directors approved a reduction in the exercise price of eligible current employees’ outstanding options to purchase shares of the Company’s Common Stock (the “2020 Option Repricing”). The new exercise price per share for each repriced option was $0.214. All other terms set forth in original option agreements, including vesting schedules contained therein, remained unchanged. The
Company determined that the 2020 Option Repricing resulted in $234,479 in incremental stock-based compensation expense, of which approximately $90,000 was immediately recognized related to options that had previously vested. The remainder of the incremental stock-based compensation expense will be recognized over the remaining requisite service period of the respective stock options.
The stock options awarded by the Company generally vest over a five-year period (unless such awards are immediately vested upon issuance); and expire 10 years from the date of grant. The Company has historically granted restricted stock awards under the terms of the Plan; however, no such awards were granted during the years ended January 31, 2021 and 2020.
A summary of activity related option grants to employees under the Plan as of January 31, 2021 and 2020, and changes during the years then ended is as follows:

	Number of Options	Weighted-Average Exercise Price	Average Remaining Contractual Term (In Years)

Outstanding - February 1, 2020*	3,769,196	$5.92	8.5
Granted	15,758,489	$0.21
Exercised	(233,532)	$0.21
Forfeited	(2,285,383)	$1.15

Outstanding - January 31, 2021	17,008,770	$0.27	9.0

Exercisable - January 31, 2021	6,204,716	$0.31	8.7

* Does	not reflect the effects of the 2020 Option Repricing
The weighted-average grant date fair value of options granted during the years ended January 31, 2021 and 2020 was $0.09 and $4.08, respectively. The intrinsic value of options exercised during the years ended January 31, 2021 and 2020 was $0 and $654,254, respectively.
Stock-based compensation expense of $2,592,038 and $2,780,618 was recognized during the years ended January 31, 2021 and 2020, respectively, all of which relates to stock option awards. The Company recognized no income tax benefit in the consolidated statements of operations for stock-based compensation arrangements during the years ended January 31, 2021 and 2020.
As of January 31, 2021, there was $5,259,630 of unrecognized compensation cost related to non-vested
stock options granted under the Plan, which is expected to be recognized over a weighted-average period of approximately 2.9 years.
Stock-Based Compensation Expense
—Stock-based compensation for the years ended January 31, 2021 and 2020, was as follows:

	2021	2020
Research and development	$894,141	$1,020,383
General and administrative	1,697,897	1,760,235

Total Stock-Based Compensation Expense	$2,592,038	$2,780,618

Fair Value of Common Stock and Options
— The fair value of each option award is estimated on the date of grant using the Black-Scholes option-pricing
model that uses the assumptions noted in the table below. Expected volatility for the Company’s common stock was determined based on an average of the historical volatility of a peer group of similar public companies. The expected term of options granted was calculated using the simplified method, which represents the average of the contractual term of the option and the weighted-average
vesting period of the option. The Company uses the simplified method because it does not have sufficient historical option exercise data to provide a reasonable basis upon which to estimate expected term. The assumed dividend yield is based upon the Company’s expectation of not paying dividends in the foreseeable future. The risk-free rate is based upon the U.S. Treasury yield curve in effect at the time of grant for the period equivalent to the expected life of the option.
In determining the exercise prices for options granted, the Company’s board of directors has considered the fair value of the common stock as of the grant date. The fair value of the common stock has been determined by the board of directors at each award grant date based upon a variety of factors, including the results obtained from an independent third-party valuation, the Company’s financial position and historical financial performance, the status of technological developments within the Company’s products, the composition and ability of the current engineering and management team, an evaluation or benchmark of the Company’s competition, the current business climate in the marketplace, the illiquid nature of the common stock, arm’s-length
sales of the Company’s capital stock (including redeemable convertible preferred stock), the effect of the rights and preferences of the preferred shareholders, and the prospects of a liquidity event, among others.
The range of assumptions used in the Black-Scholes option-pricing model for options issued to employees during the years ended January 31, 2021 and 2020, are as follows:

	2021	2020
Expected volatility	41.2% - 43.1%	60.0%
Weighted-average risk-free interest rate	0.3% - 0.6%	1.4% - 2.6%
Expected dividend yield	0%	0%
Expected term (in years)	5.0 - 6.3 years	5.0 - 6.3 years
Exercise price	$ 0.21	$ 7.09
In connection with the QxBranch Acquisition during the year ended January 31, 2020 (See Note 4), the Company assumed 18,134 options to purchase common stock that had been previously granted to the QxBranch employees (the “Qx Assumed Options”). The Qx Assumed Options are not included in the options issuable under the Plan, but are exercisable for the Company’s Class A Common Stock. In May 2020, the remaining outstanding Qx Assumed Options were repriced in a manner similar to the repricing of the options under the Plan described above. The incremental stock compensation related to the repricing of the Qx Assumed Options and the total stock compensation for the years ended January 31, 2021 and 2020 was not material. During the year ended January 31, 2021, there were 5,044 shares of common stock issued upon the exercise of Qx Assumed Options. As of January 31, 2021, there are 7,195 Qx Assumed Options that remain outstanding.